Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net income (loss)	$ 63,985	$ 86,243	$ 77,444	$ 19,113	$ (45,464)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	124,154	122,085	166,975	213,592	207,156
Depreciation and amortization			166,975	213,592	220,695
Amortization of debt issuance costs and discounts	10,619	14,757	14,757	18,446	20,814
Loss on disposal of property and equipment	8,129	6,139	11,223	11,346	9,060
Loss on early extinguishment of debt and write-off of discounts and deferred financing costs	32,429
Deferred income tax provision (benefit)	31,930	58,273	38,979	12,197	(29,241)
Equity-based compensation	4,704	887	1,191	823
Changes in assets and liabilities:
Accounts receivable	(13,432)	(8,053)	4,651	11,574	14,710
Inventories	(1,299)	(4,215)	(4,156)	(4,089)	2,372
Prepaid expenses and other current assets	(67)	3,491	(1,327)	(3,711)	1,038
Accounts payable	(4,029)	(8,238)	(6,247)	(6,223)	(26,684)
Accrued salaries, wages and benefits	(11,788)	(8,014)	899	6,514	14,778
Deferred revenue	16,259	16,131	(1,444)	(13,983)	21,057
Other accrued expenses	15,168	20,161	(760)	1,186	(5,879)
Other assets and liabilities	(445)	3,001	1,328	1,464	5,025
Net cash provided by (used in) operating activities	276,317	302,648	303,513	268,249	202,281
Cash Flows From Investing Activities:
Capital expenditures	(125,852)	(154,976)	(191,745)	(225,316)	(120,196)
Acquisition of Knott's Soak City Water Park			(12,000)
Change in restricted cash	49		(573)
Net cash provided by investing activities	(125,803)	(154,976)	(204,318)	(225,316)	(120,196)
Cash Flows From Financing Activities:
Repayment of long-term debt	(185,742)	(52,451)	(57,680)	(586,248)	(20,500)
Repayment of note payable	(3,000)
Proceeds from the issuance of long-term debt			487,163	550,291
Redemption premium payment	(15,400)
Net proceeds from issuance of common stock				12,836
Proceeds from the issuance of debt	1,455	487,163
Proceeds from issuance of common stock, net of underwriter commissions	253,800
(Repayment of) / Draw on revolving credit facility		(36,000)	(36,000)	36,000
Dividend paid to Stockholders	(18,124)	(463,180)	(502,977)	(106,920)
Debt issuance costs	(13,968)	(7,024)	(7,024)	(5,926)
Deferred offering costs	(4,694)		(3,665)
Net cash provided by (used in) financing activities	14,327	(71,492)	(120,183)	(99,967)	(20,500)
Change in Cash and Cash Equivalents	164,841	76,180	(20,988)	(57,034)	61,585
Cash and Cash Equivalents-Beginning of period	45,675	66,663	66,663	123,697	62,112
Cash and Cash Equivalents-End of period	210,516	142,843	45,675	66,663	123,697
Supplemental Disclosures of Noncash Investing and Financing Activities
Dividends declared, but unpaid	18,223	40,000	203	3,180
Capital expenditures in Accounts Payable	24,449	28,496	22,696	28,441	24,872
Issuance of Notes Payable related to business acquistion			$ 3,000